Inventory Purchase Commitments (Details 1) - Supplier C [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Reserve Against Inventory Purchase Prepayment [Line Items]
Beginning balance	¥ (87,134)	$ (13,451)	¥ (87,134)	¥ 0
Additions	(522,050)	(80,591)	0	(87,134)
Ending balance	¥ (609,184)	$ (94,042)	¥ (87,134)	¥ (87,134)